Lease Transactions (Maturity of the Lease Payment Receivables of Sales Type and Direct Financing Lease Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Lease receivables of sales type and direct financing lease
2027	¥ 672,206
2028	560,711
2029	462,607
2030	323,265
2031	227,376
2032 and thereafter	193,858
Lease receivables (undiscounted)	2,440,023	¥ 2,202,205
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(343,219)
Amount on balance sheet	2,096,804
Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity [Abstract]
2027	14,386
2028	12,477
2029	10,879
2030	7,593
2031	6,359
2032 and thereafter	88,980
Total undiscounted cash flows, lease payments of operating leases	¥ 140,674